Operating leases and other commitment (Details Narrative)	9 Months Ended
Sep. 30, 2021 USD ($)
Statement [Line Items]
Operating lease liability	$ 444,742
Future payment amount and copier rent	253,069
Future payment amount	467,799
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667
Discount rate description	The discount rate ranges for remining lease is from 4.75% to 5.00% at the end of September, 2021. The average remaining years for our lease are 1.96 years as of September 30, 2021.